Note 7 - Property and Equipment, Net	12 Months Ended
Dec. 31, 2016
Notes to Financial Statements
Property, Plant and Equipment Disclosure [Text Block]
7—PROPERTY
AND EQUIPMENT, NET

Property and equipment consist of the following:

	December 31,
	2016	2015
Equipment	7,002	7,203
Furniture, fixture, and fittings and other	3,500	2,974
Total gross value	10,502	10,177
Less: accumulated depreciation and amortization	(7,732)	(8,055)
Total	2,770	2,123

Depreciation and amortization expense related to property and equipment amounted to
€843
thousand,
€683
thousand and
€726
thousand for the years ended
December
31,
2016,
2015
and
2014,
respectively.

Capitalized costs on equipment held under capital leases of
€2,220
thousand and
€2,466
thousand are included in property and equipment at
December
31,
2016
and
2015,
respectively. Accumulated amortization of these assets leased to third
parties was
€2,129
thousand and
€2,338
thousand, at
December
31,
2016
and
2015,
respectively.

Capitalized costs on vehicles and office and IT equipments held under capital leases of
€743
thousand and
€627
thousand are included in property and equipment at
December
31,
2016
and
2015,
respectively. Accumulated amortization of these assets leased to third
parties was
€462
thousand and
€353
thousand, at
December
31,
2016
and
2015,
respectively.

Amortization expense on assets held under capital leases is included in total amortization expense and amounted to
€164
thousand,
€207
thousand and
€310
thousand, for the years ended
December
31,
2016,
2015
and
2014,
respectively.